Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-11430
Entity Registrant Name	MINERALS TECHNOLOGIES INC.
Entity Central Index Key	0000891014
Entity Tax Identification Number	25-1190717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	622 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-6707
City Area Code	(212)
Local Phone Number	878-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MTX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false